LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

18.  LEASES

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets	5,937,063	7,637,320	1,090,065

Operating lease liabilities – current	2,343,387	2,948,353	420,815
Operating lease liabilities – non-current	3,330,529	4,315,808	615,990
Total operating lease liabilities	5,673,916	7,264,161	1,036,805

The weighted average remaining lease terms and discount rates for the operating lease were as follows:

	As of December 31,
	2024	2025
Weighted average remaining lease term (years)	1.59	1.72
Weighted average discount rate	3.737%	3.773%

18.   LEASES (CONTINUED)

The components of lease cost were as follows:

		For the year ended
		December 31,
	Classification	2023	2024	2025
		RMB	RMB	RMB	US$
Operating lease cost	Store rental and other operating costs	1,399,217	2,331,919	2,917,711	416,441
Variable lease cost	Store rental and other operating costs	99,981	122,187	199,976	28,542
Total lease cost		1,499,198	2,454,106	3,117,687	444,983

For the years ended December 31, 2023, 2024 and 2025, cash paid for operating lease liabilities were RMB1,442.0 million, RMB 2,308.0 million and RMB2,989.9 million (US$426.7 million), respectively.

As of December 31, 2025, the Group has entered into operating leases that have not yet commenced of RMB58.6 million (US$8.4 million), primarily related to store leases. These leases will commence between fiscal year 2026 and fiscal year 2032 with lease terms ranging from 3 months to 72 months.

Future minimum lease liabilities under non-cancellable operating leases consisted of the following as of December 31, 2025:

	RMB	US$
2026	2,948,353	420,815
2027	2,198,778	313,829
2028	1,364,464	194,748
2029	705,407	100,682
2030 and thereafter	505,977	72,217
Less: interest	(458,818)	(65,486)

Total	7,264,161	1,036,805